ACQUISITION OF INNERVISION TELECOM S.A.S ("INNERVISION") (Narrative) (Details) - Innervision Sas [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2019 COP ($)	Oct. 31, 2019 CAD ($)	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Percentage of ownership	100.00%	100.00%			90.00%
Ownership interest acquired during period	10.00%
Purchase price			$ 7,000,000	$ 2,685